Benefit Plans (Plan Asset Allocations) (Details)	Dec. 31, 2022 Rate	Dec. 31, 2021 Rate
UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets	100.00%	100.00%
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets	100.00%	100.00%
Equity securities | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Target Allocations	22.00%
Percentage of Plan Assets	22.17%	31.26%
Equity securities | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocations	12.00%
Percentage of Plan Assets	3.53%	14.76%
Debt securities | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Target Allocations	78.00%
Percentage of Plan Assets	77.28%	68.37%
Debt securities | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocations	82.00%
Percentage of Plan Assets	92.14%	82.40%
Real estate | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Target Allocations	0.00%
Percentage of Plan Assets	0.00%	0.00%
Real estate | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocations	2.00%
Percentage of Plan Assets	1.09%	1.11%
Other | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Target Allocations	0.00%
Percentage of Plan Assets	0.55%	0.37%
Other | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocations	4.00%
Percentage of Plan Assets	3.24%	1.73%